                                   FORM N-SAR

                               SEMI-ANNUAL REPORT

                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:            (a)
             or fiscal year ending: 12/31/2017 (b)

Is this a transition report? (Y/N)  N

Is this an amendment to a previous filing?  (Y/N)  N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.A.Registrant Name: Massachusetts Mutual Variable Annuity Separate Account 3

  B. File Number:  811-08758

  C. Telephone Number: (413) 788-8411

2.A. Street:  1295 State Street

  B. City: Springfield  C. State: MA  D. Zip Code: 01111 E. Zip Ext.: 0001

  E. Foreign Country:

3.Is this the first filing on this form by Registrant?  (Y/N)_______           N
4.Is this the last filing on this form by Registrant?  (Y/N)________           N
5.Is Registrant a small business investment company (SBIC)? (Y/N)___           N
  [If answer is "Y" (Yes), complete only items 89 through 110.]

6.Is Registrant a unit investment trust (UIT)?  (Y/N)_______________           Y
  [If answer is "Y" (Yes) complete only items 111 through 132.]

7.A.Is Registrant a series or multiple portfolio company? (Y/N)___________     N
  [If answer is "N" (No), go to item 8.]

  B.How many separate series or portfolios did Registrant have at the end of the period? _______________________________________

For period ending 12/31/2017                     If filing more than one
File number 811-08758                          Page 47, "X" box: [ ]



UNIT INVESTMENT TRUSTS

111.A.[/]Depositor Name:

    B.[/] File Number (If any):
    C.[/] City:________________State:_____Zip Code:_________Zip Ext.:
      [/] Foreign Country:______________________Foreign Postal Code:

111.A.[/] Depositor Name:
    B.[/] File Number (If any):
    C.[/] City:________________State:_____Zip Code:_________Zip Ext.:
      [/] Foreign Country:______________________Foreign Postal Code:

112.A.[/] Sponsor Name:
    B.[/] File Number (If any):
    C.[/] City:________________State:_____Zip Code:_________Zip Ext.:
      [/] Foreign Country:______________________Foreign Postal Code:

112.A.[/] Sponsor Name:
    B.[/] File Number (If any):
    C.[/] City:________________State:_____Zip Code:_________Zip Ext.:
      [/] Foreign Country:______________________Foreign Postal Code:

For period ending 12/31/2017                     If filing more than one
File number 811-08758                         Page 48, "X" box: [ ]



113.A.[/] Trustee Name:

    B.[/] City:_________________State:_____Zip Code:_________Zip Ext.:

      [/] Foreign Country:________________________Foreign Postal Code:

113.A.[/] Trustee Name:

    B.[/] City:_________________State:_____Zip Code:_________Zip Ext.:

      [/] Foreign Country:________________________Foreign Postal Code:

114.A.[/] Principal Underwriter Name:

    B.[/] File Number:

    C.[/] City:_________________State:_____Zip Code:_________Zip Ext.:

      [/] Foreign Country:________________________Foreign Postal Code:

114.A.[/] Principal Underwriter Name:

    B.[/] File Number:

    C.[/] City:_________________State:_____Zip Code:_________Zip Ext.:

      [/] Foreign Country:________________________Foreign Postal Code:

115.A.[/] Independent Public Accountant Name:

    B.[/] City:_________________State:_____Zip Code:_________Zip Ext.:

      [/] Foreign Country:________________________Foreign Postal Code:

115.A.[/]Independent Public Accountant Name:

    B.[/] City:_________________State:_____Zip Code:_________Zip Ext.:

      [/] Foreign Country:________________________Foreign Postal Code:

For period ending 12/31/2017                If filing more than one
File number 811-08758                        Page 49, "X" box: [ ]

116. Family of investment companies information:

     A.[/]Is Registrant part of a family of investment
          companies? (Y/N)____________________________                       Y/N

     B.[/]Identify the family in 10 letters:
     (NOTE: In filing this form, use this identification consistently for all investment companies in family.
     This designation is for purposes of this form only.)

117. A.[/]Is Registrant a separate account of an insurance
           company?(Y/N)________________________________________             Y/N

           If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?

     B. [/] Variable annuity contracts? (Y/N)___________                     Y/N

     C. [/] Scheduled premium variable life
            contracts? (Y/N)_______________                                  Y/N

     D. [/] Flexible premium variable life
            contracts? (Y/N)______________                                   Y/N

     E. [/] Other types of insurance products
            registered under the Securities Act
            of 1933 (Y/N)______________________                              Y/N

118.[/] State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933_____________________________

119.[/] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period___________________________________________

120.[/]State the total value of the portfolio securities on
the date of deposit for the new series included in item 119
($000's omitted)___________________________________________                   $

121.[/] State the number of series for which a current
prospectus was in existence at the end of the period
________________________________________

122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period________________________

For period ending 12/31/2017                 If filing more than one
File number 811-08758                        Page 50, "X" box: [ ]

123.[/] State the total value of the additional units considered in
answering item 122 ($000's omitted)             $ 337

124.[/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent
series) ($000's omitted)          $ -0-

125.[/] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of
units of all series of Registrant ($000's omitted)          $0

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series
placed in the portfolio of a subsequent series.) ($000's omitted)     $ -0-

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):



                                    Number of Series    Total Assets        Total Income
                                       Investing       ($000's omitted)    Distributions
                                       ---------       ---------------    ($000's omitted)
                                                                          ----------------
A. U.S. Treasury direct issue       ________________   $______________    $
B. U.S. Government agency           ________________   $______________    $
C. State and municipal tax-free     ________________   $______________    $
D. Public Utility debt              ________________   $______________    $
E. Brokers or dealers debt or
   debt of brokers' or dealers'
   parent                           ________________   $______________    $
F. All other corporate intermed.
   & long term debt                 ________________   $______________    $
G. All other corporate short-
   term debt                        ________________   $______________    $
H. Equity securities of brokers
   dealers or parents of brokers
   or dealers                       ________________   $______________    $
I. Investment company equity
   securities                       ________________   $______________    $
J. All other equity securities             1           $ 53,398           $
K. Other securities                 ________________   $______________    $
L. Total assets of all
   series of registrant                    1           $ 53,398           $

For period ending 12/31/2017                      If filing more than one
File number 811-08758                           Page 51, "X" box: [ ]

128.[/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the
issuer? (Y/N)___________________________________________                     Y/N

    [If answer is "N" (No), go to item 131.]

129.[/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period?
(Y/N)______________________________________________                          Y/N

    [If answer is "N" (No), go to item 131.]

130.[/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or
guarantees? (Y/N)________________________________                            Y/N

131.[/] Total expenses incurred by all series of Registrant during the
current reporting period ($000's omitted)                                  $ 729

132.[/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811.          811.            811.            811.            811.
811.          811.            811.            811.            811.
811.          811.            811.            811.            811.
811.          811.            811.            811.            811.
811.          811.            811.            811.            811.
811.          811.            811.            811.            811.
811.          811.            811.            811.            811.
811.          811.            811.            811.            811.
811.          811.            811.            811.            811.

133. If the Registrant has divested itself of securities in accordance with
Section 13(c) of the Investment Company Act of 1940 following the filing of its last report on Form N-SAR and before filing of the current report, disclose the following information for each such divested security:

   A. Name of the issuer;

   B. Exchange ticker symbol;

   C. CUSIP number;

   D. Total number of shares or, for debt securities, principal amount divested;

   E. Date(s) that the securities were divested; and

   F. If the Registrant holds any securities of the issuer on the date of filing, the exchange ticker symbol; CUSIP number; and the total number of shares or, for debt securities, principal amount held on the date of filing.

   G. Name of the statute that added the provision of Section 13(c) in accordance with which the securities were divested.

This item 133 shall terminate one year after the first date on which all statutory provisions that underlie Section 13(c) of the Investment Company Act of 1940 have terminated.

                                 SIGNATURE PAGE

This report is signed on behalf of the registrant.



City of:   Springfield        State of:   MA   Date: February 26, 2018


Name of Registrant:     Massachusetts Mutual Variable Annuity Separate Account 3




By: /s/ Kenneth S. Langevin             Witness:  /s/ Gregory T. Davis
    -----------------------                       --------------------

    Kenneth S. Langevin                           Gregory T. Davis
    Vice President                                Director, Insurance Accounting